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                         Loomis, Sayles & Company, L.P.
                             One Financial Center
                               Boston, MA  02110
                                (617) 482-2450

                               February 6, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Post-Effective Amendment No. 28 to the Registration Statement On Form N-1A of Loomis Sayles Funds (the "Trust")
     (File Nos. 811-6241 and 33-39133)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30,2001.

     Please call me at (617) 346-9771 with any comments or questions you might have.

                                       Very truly yours,


                                       By:  /s/ SHEILA M. BARRY
                                            -------------------
                                            Sheila M. Barry,
                                            Secretary

SMB/mm